UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21344
                                                     ---------

            First Trust/Four Corners Senior Floating Rate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                    Date of reporting period: August 31, 2007
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                     RATINGS (b)                         STATED         MARKET
    VALUE                     DESCRIPTION (a)                   MOODY'S S&P         COUPON       MATURITY (c)       VALUE
------------   ---------------------------------------------   -------------   ---------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - 161.8%

               AEROSPACE & DEFENSE - 3.5%
$    500,000   BE Aerospace, Inc. ..........................   NR(e)    BBB      7.11%-7.26%       08/24/12     $    485,833
     645,625   GenCorp Inc. ................................    Ba2      BB      7.80%-7.82%       04/13/13          611,730
   1,114,887   ILC Industries, Inc. ........................   NR(e)   NR(e)        7.61%          02/24/12        1,064,717
     863,071   Robertson Aviation, LLC .....................   NR(e)   NR(e)     8.58%-8.63%       04/19/13          854,441
                                                                                                                ------------
                                                                                                                   3,016,721
                                                                                                                ------------
               AGRICULTURAL PRODUCTS - 1.1%
     990,910   Dole Food Company, Inc. .....................    Ba3     BB-      7.36%-9.25%       04/12/13          931,455
                                                                                                                ------------
               AIRLINES - 0.6%
     500,000   Delta Air Lines, Inc. .......................    Ba2    NR(e)        7.36%          04/30/12          474,688
                                                                                                                ------------
               ALUMINUM - 1.1%
   1,000,000   Novelis Corp. ...............................    Ba2      BB         7.36%          07/06/14          965,833
                                                                                                                ------------
               APPAREL RETAIL - 2.0%
     926,071   Hanesbrands, Inc. ...........................    Ba2      BB      7.11%-7.26%       09/05/13          898,433
     822,785   Neiman Marcus Group (The), Inc. .............    Ba3      B+      7.09%-7.11%       04/06/13          797,808
                                                                                                                ------------
                                                                                                                   1,696,241
                                                                                                                ------------
               APPLICATION SOFTWARE - 1.0%
     938,462   Verint Systems ..............................     NR      B+         8.11%          05/25/14          898,577
                                                                                                                ------------
               ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
     500,000   Gartmore Investment Management ..............    Ba3     BB+         7.11%          05/11/14          464,500
                                                                                                                ------------
               AUTO PARTS & EQUIPMENT - 1.1%
   1,000,000   Federal Mogul Corp. (f) .....................     NR    NR(e)        7.25%          12/31/07          987,083
                                                                                                                ------------
               AUTOMOBILE MANUFACTURERS - 0.6%
     497,500   General Motors Corp. ........................    Ba3     BB-         7.74%          11/29/13          473,247
                                                                                                                ------------
               AUTOMOTIVE RETAIL - 1.1%
     995,000   KAR Holdings, Inc. ..........................    Ba3      B+         7.61%          10/18/13          930,947
                                                                                                                ------------
               BROADCASTING & CABLE TV - 18.5%
   3,000,000   Charter Communications
                  Operating, LLC ...........................     B1      B+         7.36%          03/06/14        2,833,662
   1,000,000   Citadel Broadcasting Corp. ..................    Ba3     BB-         6.99%          06/12/14          920,000
   1,975,000   CSC Holdings, Inc. ..........................    Ba2      BB         7.07%          03/29/13        1,891,416
   1,000,000   Cumulus Media, Inc. .........................    Ba3      B          7.86%          06/07/14          949,000
   1,500,000   Gray Television, Inc. .......................    Ba3      B+         6.86%          11/27/14        1,405,313
     992,500   PanAmSat Corp. ..............................    Ba2      BB         7.36%          12/03/13          959,251
     500,000   Raycom Media, Inc. ..........................     NR      NR         6.88%          06/25/14          480,000
     500,000   Sirius Satellite Radio, Inc. ................     B1      B          7.63%          12/20/12          466,250
   1,500,000   Tribune Company .............................    Ba2      BB         8.36%          05/17/14        1,358,907
     500,000   Univision Communications, Inc. (g) ..........     B3     CCC+        8.01%          03/29/09          488,000
   2,348,993   Univision Communications, Inc. ..............    Ba3      B+         7.61%          09/29/14        2,168,903
     151,007   Univision Communications, Inc. (h) ..........    Ba3      B+       1.00% (i)        09/29/14          139,429
   2,000,000   UPC Distribution Holding B.V. ...............    Ba3      B          7.13%          12/31/14        1,870,000
                                                                                                                ------------
                                                                                                                  15,930,131
                                                                                                                ------------


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                     RATINGS (b)                         STATED         MARKET
    VALUE                     DESCRIPTION (a)                   MOODY'S S&P         COUPON       MATURITY (c)       VALUE
------------   ---------------------------------------------   -------------   ---------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               CASINOS & GAMING - 11.0%
$    275,591   Cannery Casino Resorts, LLC .................     B2      BB         7.76%          05/18/13     $    259,055
     224,409   Cannery Casino Resorts, LLC (h) .............     B2      BB    2.25% (i)-7.61%     05/18/13          210,945
     500,000   CCM Merger, Inc. ............................    Ba3     BB-      7.36%-7.51%       10/21/12          483,750
     318,182   Golden Nugget, Inc. .........................     B1    CCC+      7.51%-7.59%       06/14/14          301,478
     181,818   Golden Nugget, Inc. (h) .....................     B1    CCC+       0.50% (i)        06/30/14          172,273
     497,500   Greenwood Racing, Inc. ......................     B2     BB-      7.80%-7.82%       11/28/11          476,356
     294,118   Isle of Capri Casinos, Inc. .................    Ba3     BB+         7.26%          11/30/13          279,412
     205,882   Isle of Capri Casinos, Inc. (h) .............    Ba3     BB+    0.50% (i)-7.25%     11/30/13          195,589
   2,400,000   Las Vegas Sands, LLC ........................    Ba3      BB         7.11%          05/23/14        2,277,300
     600,000   Las Vegas Sands, LLC (h) ....................    Ba3      BB       0.75% (i)        05/23/14          569,325
     460,158   Penn National Gaming, Inc. ..................    Ba2    BBB-         7.11%          10/03/12          452,872
     870,445   Seminole Tribe of Florida (h) ...............   NR(e)   NR(e)        6.88%          03/05/14          845,783
     129,555   Seminole Tribe of Florida (h) ...............   NR(e)   NR(e)   0.75% (i)-7.02%     03/05/14          125,884
   1,000,000   VML US Finance, LLC .........................     B1     BB-         7.61%          05/25/13          965,714
     535,714   WIMAR LANDCO, LLC ...........................     B2     BB-         7.61%          07/03/08          522,768
   1,454,731   WIMAR OPCO, LLC .............................    Ba3     BB-         7.61%          01/03/12        1,381,475
                                                                                                                ------------
                                                                                                                   9,519,979
                                                                                                                ------------
               COMPUTER HARDWARE - 1.6%
   1,493,169   Activant Solutions Holdings, Inc. ...........     B1     B+          7.38%          05/02/13        1,392,379
                                                                                                                ------------
               CONSTRUCTION & ENGINEERING - 1.1%
   1,000,000   Standard Pacific Corp. ......................    Ba3     BB          7.02%          05/05/13          928,333
                                                                                                                ------------
               DIVERSIFIED CHEMICALS - 4.0%
     803,636   Brenntag Holding GmbH
                  & Company KG .............................     B1     B+          7.39%          12/23/13          771,491
     196,364   Brenntag Holding GmbH
                  & Company KG .............................     B1     B+          7.39%          01/18/14          188,510
   1,549,987   Huntsman International, LLC .................    Ba1     BB+         7.25%          04/19/14        1,516,728
     990,000   Lyondell Chemical Company ...................    Ba2     BB+      6.84%-6.86%       08/16/13          976,388
                                                                                                                ------------
                                                                                                                   3,453,117
                                                                                                                ------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
   1,581,395   Affinion Group, Inc. ........................    Ba2     BB       8.00%-8.01%       10/17/12        1,528,683
   1,500,000   Clarke American Corp. .......................     B1     BB-         7.86%          04/04/14        1,368,750
     490,977   N.E.W. Holdings I, LLC ......................   NR(e)   NR(e)     7.86%-8.01%       05/22/14          450,471
                                                                                                                ------------
                                                                                                                   3,347,904
                                                                                                                ------------
               DIVERSIFIED METALS & MINING - 1.1%
     985,000   Alpha Natural Resources, LLC ................     B1     BB-         7.11%          10/26/12          966,531
                                                                                                                ------------
               EDUCATION SERVICES - 0.6%
     477,917   PRO-QUEST-CSA, LLC ..........................     NR     NR       8.33%-8.51%       02/09/14          474,333
                                                                                                                ------------
               ELECTRIC UTILITIES - 7.4%
     500,000   Astoria Generating Company
                  Acquisitions, LLC (g) ....................     B3      B          9.11%          08/23/13          489,584
     498,750   Calpine Corp.
                  (Debtor in Possession) (f) ...............   NR(e)   NR(e)        7.61%          03/29/09          482,184


Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                     RATINGS (b)                         STATED         MARKET
    VALUE                     DESCRIPTION (a)                   MOODY'S S&P         COUPON       MATURITY (c)       VALUE
------------   ---------------------------------------------   -------------   ---------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               ELECTRIC UTILITIES - (CONTINUED)
$    998,325   Covanta Energy Corp. ........................    Ba2     BB       6.86%-6.88%       02/09/14     $    954,648
     797,576   Mirant North America, LLC ...................    Ba3     BB-         7.42%          01/03/13          775,310
   1,996,464   NRG Energy, Inc. ............................    Ba1     BB       7.01%-7.11%       02/01/13        1,918,031
   1,041,456   Riverside Energy Center, LLC ................     B1      B          9.82%          06/24/11        1,032,778
     724,558   Rocky Mountain Energy Center, LLC ...........     B1      B          9.92%          06/24/11          718,520
                                                                                                                ------------
                                                                                                                   6,371,055
                                                                                                                ------------
               ENERGY EQUIPMENT & SERVICES - 1.1%
     997,500   Brand Energy & Infrastructure
                  Services, Inc. ...........................     B1      B       7.63%-7.81%       02/07/14          945,962
                                                                                                                ------------
               ENVIRONMENTAL & FACILITIES SERVICES - 1.0%
     943,607   EnergySolutions, LLC ........................   NR(e)   NR(e)     7.66%-7.84%       06/07/13          902,325
                                                                                                                ------------
               FOOD DISTRIBUTORS - 1.5%
     864,167   Birds Eye Foods .............................   NR(e)   NR(e)        7.11%          03/22/13          841,482
     498,750   Dean Foods Company ..........................    Ba3     BB+         6.86%          04/02/14          482,977
                                                                                                                ------------
                                                                                                                   1,324,459
                                                                                                                ------------
               FOOD RETAIL - 1.1%
     989,975   SUPERVALU, Inc. .............................    Ba3     BB-         6.86%          06/02/12          962,442
                                                                                                                ------------
               FOREST PRODUCTS - 3.8%
   1,974,950   Georgia-Pacific Corp. .......................    Ba2     BB+      7.11%-7.26%       12/20/12        1,887,027
   1,437,222   Georgia-Pacific Corp. .......................    Ba2     BB+         7.11%          12/29/12        1,373,239
                                                                                                                ------------
                                                                                                                   3,260,266
                                                                                                                ------------
               HEALTH CARE EQUIPMENT - 2.8%
   2,000,000   Biomet, Inc. ................................     B1     BB-         0.50%          12/04/14        1,916,250
     496,250   ReAble Therapeutics Finance, LLC ............    Ba3     B+       7.82%-7.86%       11/03/13          483,844
                                                                                                                ------------
                                                                                                                   2,400,094
                                                                                                                ------------
               HEALTH CARE FACILITIES - 4.9%
   1,495,000   HCA, Inc. ...................................    Ba3     BB          7.61%          11/17/13        1,437,887
     997,500   Health Management Associates, Inc. ..........    Ba2     BB-         7.11%          02/28/14          935,468
     989,873   Select Medical Corp. ........................    Ba2     BB-      7.36%-9.25%       02/24/12          934,193
     836,613   USP Domestic Holdings, Inc. .................    Ba3      B          7.38%          04/19/14          781,187
     161,290   USP Domestic Holdings, Inc. (h) .............    Ba3      B     1.25% (i)-7.43%     04/19/14          150,605
                                                                                                                ------------
                                                                                                                   4,239,340
                                                                                                                ------------
               HEALTH CARE SERVICES - 10.2%
   2,814,385   CHS/Community Health
                  Systems, Inc. ............................    Ba3     BB          7.76%          07/25/14        2,699,074
     185,615   CHS/Community Health
                  Systems, Inc. (h) ........................    Ba3     BB        0.50% (i)        07/25/14          178,010
   2,500,000   DaVita, Inc. ................................    Ba1     BB+      6.86%-7.01%       10/05/12        2,418,748
     830,000   DJ Orthopedics, LLC .........................    Ba3     BB       6.88%-7.13%       04/07/13          819,624
     901,786   Fresenius Medical Care AG ...................    Ba1    BBB-      6.74%-6.89%       03/31/13          871,400
     497,500   Healthways, Inc. ............................    Ba2     BB          6.86%          12/01/13          487,550
     493,750   Quintiles Transnational Corp. ...............     B1     BB          7.36%          03/31/13          469,063


                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                     RATINGS (b)                         STATED         MARKET
    VALUE                     DESCRIPTION (a)                   MOODY'S S&P         COUPON       MATURITY (c)       VALUE
------------   ---------------------------------------------   -------------   ---------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D) - (CONTINUED)

               HEALTH CARE SERVICES - (CONTINUED)
$    915,722   U.S. Oncology Holdings, Inc. ................    Ba1     BB          7.61%          08/20/11     $    883,672
                                                                                                                ------------
                                                                                                                   8,827,141
                                                                                                                ------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.2%
    1,000,00   Dynegy Holdings, Inc. .......................    Ba1     BB-         7.01%          04/12/13          949,000
   1,000,000   NRG Holdings, Inc. (h) ......................     B2     B-        0.50% (i)        06/08/14          963,750
                                                                                                                ------------
                                                                                                                   1,912,750
                                                                                                                ------------
               INDUSTRIAL MACHINERY - 0.5%
     500,000   Edwards (Cayman Islands II)
                  Limited ..................................     B1     BB-         7.54%          05/31/14          457,500
                                                                                                                ------------
               INSURANCE BROKERS - 0.6%
     408,497   Hub International Holdings, Inc. ............     B2      B          7.86%          06/13/14          390,625
      91,503   Hub International Holdings, Inc. (h) ........     B2      B     1.38% (i)-8.01%     06/13/14           87,500
                                                                                                                ------------
                                                                                                                     478,125
                                                                                                                ------------
               INTERNET RETAIL - 0.5%
     485,904   Sabre Holdings Corp. ........................     B1     B+          7.36%          09/30/14          449,279
                                                                                                                ------------
               INTERNET SOFTWARE & SERVICES - 1.7%
     530,450   Open Solutions, Inc. ........................    Ba3     BB-         7.63%          01/23/14          493,319
     980,075   SunGard Data Systems, Inc. ..................    Ba3     BB          7.36%          02/28/14          946,997
                                                                                                                ------------
                                                                                                                   1,440,316
                                                                                                                ------------
               INVESTMENT BANKING & BROKERAGE - 2.3%
     767,197   Ameritrade Holding Corp. ....................    Ba1     BB          7.07%          12/31/12          745,332
   1,261,475   NASDAQ Stock Market (The), Inc. .............    Ba3    BBB-         7.32%          04/18/12        1,243,078
                                                                                                                ------------
                                                                                                                   1,988,410
                                                                                                                ------------
               IT CONSULTING & OTHER SERVICES - 5.0%
     794,722   Alion Science and Technology Corp. ..........    Ba3     BB-      7.82%-7.86%       02/06/13          754,984
   1,745,797   DynCorp International, LLC ..................    Ba2     BB          7.38%          06/28/12        1,658,508
     494,872   National Processing Company
                  Group, Inc. ..............................     B2     B+       8.32%-10.25%      09/29/13          478,789
   1,485,056   West Corp. ..................................     B1     B+       7.74%-7.88%       10/24/13        1,432,460
                                                                                                                ------------
                                                                                                                   4,324,741
                                                                                                                ------------
               LEISURE FACILITIES - 2.8%
     990,000   Cedar Fair, L.P. ............................    Ba3     BB          7.57%          08/30/12          958,650
     992,462   London Area and Waterfront
                  Finance, LLC .............................   NR(e)   NR(e)        7.86%          03/08/12          962,688
     500,000   Six Flags, Inc. .............................    Ba3     B+          7.75%          04/30/15          465,357
                                                                                                                ------------
                                                                                                                   2,386,695
                                                                                                                ------------
               LIFE & HEALTH INSURANCE - 1.1%
     496,250   Conseco, Inc. ...............................    Ba3     B+          7.51%          10/10/13          461,513
     497,112   Multiplan Merger Corp. ......................     B1     B+          8.11%          04/12/13          479,091
                                                                                                                ------------
                                                                                                                     940,604
                                                                                                                ------------


Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                     RATINGS (b)                         STATED         MARKET
    VALUE                     DESCRIPTION (a)                   MOODY'S S&P         COUPON       MATURITY (c)       VALUE
------------   ---------------------------------------------   -------------   ---------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               MOVIES & ENTERTAINMENT - 4.8%
$    886,978   Deluxe Entertainment Services
                  Group, Inc. ..............................     B1      B           7.61%         05/11/13     $    842,629
   1,000,000   Discovery Communications
                  Holding, LLC .............................   NR(e)     NR          7.36%         05/14/14          970,833
     500,000   National CineMedia, LLC .....................     B1      B+          7.11%         02/13/15          470,000
   1,931,598   WMG Acquisition Corp. .......................    Ba2      BB-      7.36%-7.54%      03/01/11        1,888,138
                                                                                                                ------------
                                                                                                                   4,171,600
                                                                                                                ------------
               MULTI-UTILITIES - 0.6%
     500,000   KGEN, LLC ...................................    Ba3      BB          7.13%         02/08/14          475,000
                                                                                                                ------------
               OFFICE SERVICES & SUPPLIES - 1.1%
     975,132   Emdeon Business Services, LLC ...............     B1      BB-         7.61%         11/16/13          931,251
                                                                                                                ------------
               OIL & GAS EQUIPMENT & SERVICES - 3.3%
   1,000,000   Hercules Offshore, Inc. .....................    Ba3      BB          7.11%         07/11/13          980,000
   1,973,766   Targa Resources, Inc ........................    Ba3      B+       7.35%-7.54%      10/31/12        1,901,394
                                                                                                                ------------
                                                                                                                   2,881,394
                                                                                                                ------------
               OIL & GAS EXPLORATION & PRODUCTION - 2.6%
   1,476,374   ATP Oil & Gas Corp. .........................     NR      NR       8.82%-8.89%      04/14/10        1,450,077
     853,738   Plains Resources, Inc. ......................    Ba2      BB          6.95%         08/12/11          828,125
                                                                                                                ------------
                                                                                                                   2,278,202
                                                                                                                ------------
               OIL & GAS REFINING, MARKETING & TRANSPORTATION - 3.5%
     984,370   Eagle Rock Gas Gathering
                  & Processing, Ltd. .......................     NR      NR          8.11%         12/03/12          959,761
   1,000,000   El Paso Corp. ...............................    Ba3      B+          7.12%         07/31/11          979,375
   1,150,000   Energy Transfer Equity, L.P. ................    Ba2      NR          7.11%         02/08/12        1,114,062
                                                                                                                ------------
                                                                                                                   3,053,198
                                                                                                                ------------
               OIL & GAS STORAGE & TRANSPORTATION - 0.5%
     484,848   Kinder Morgan, Inc. .........................    Ba2      BB-      7.07%-7.12%      05/30/14          459,849
                                                                                                                ------------
               PACKAGED FOODS & MEATS - 0.9%
     806,771   THL Food Products Company ...................    Ba3      BB-         7.36%         11/21/10          774,500
                                                                                                                ------------
               PAPER PACKAGING - 1.9%
     248,468   Boise Cascade, LLC ..........................    Ba2      BB+      6.88%-7.09%      04/30/14          238,684
     997,500   Graham Packaging Holdings
                  Company ..................................     B1      B+          7.63%         10/07/11          969,238
     498,750   Tegrant Corp. ...............................     NR      NR          8.11%         03/08/14          468,825
                                                                                                                ------------
                                                                                                                   1,676,747
                                                                                                                ------------
               PAPER PRODUCTS - 2.3%
     762,611   Appleton Papers, Inc. .......................    Ba2      BB+         7.11%         06/05/14          726,387
   1,350,000   Domtar Corp. ................................    Ba1      BB+         6.93%         03/07/14        1,291,275
                                                                                                                ------------
                                                                                                                   2,017,662
                                                                                                                ------------


                 See Notes to Quarterly Portfolio of Investments          Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                     RATINGS (b)                         STATED         MARKET
    VALUE                     DESCRIPTION (a)                   MOODY'S S&P         COUPON       MATURITY (c)       VALUE
------------   ---------------------------------------------   -------------   ---------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               PHARMACEUTICALS - 2.7%
$  1,000,000   Cardinal Health 409, Inc. ...................    Ba3     BB-          7.61%         04/10/14     $    912,500
     991,667   Graceway Pharmaceuticals, LLC ...............    Ba3      BB          8.11%         05/03/12          930,514
     281,890   Stiefel Laboratories, Inc. ..................    Ba3      B+          7.61%         12/28/13          273,081
     215,610   Stiefel Laboratories, Inc. (h) ..............    Ba3      B+          7.61%         12/28/13          208,872
                                                                                                                ------------
                                                                                                                   2,324,967
                                                                                                                ------------
               PUBLISHING - 9.3%
   1,246,187   CBD Media, LLC ..............................    Ba3      B           8.07%         12/31/09        1,218,148
   1,201,593   Dex Media West, Inc. ........................    Ba1     BB+       6.86%-7.07%      03/09/10        1,171,983
     364,130   Gatehouse Media, Inc. .......................    B1      BB-          7.51%         08/28/14          329,538
     135,870   Gatehouse Media, Inc. (h) ...................    B1      BB-       7.36%-7.51%      08/28/14          122,962
   1,990,000   Idearc, Inc. ................................    Ba2     BBB-         7.36%         11/17/14        1,923,064
     562,716   Media News Group, Inc. ......................    Ba2     BB-          6.59%         12/30/10          531,766
     811,823   RH Donnelley, Inc. ..........................    Ba1      BB       6.86%-7.05%      06/30/11          784,199
     997,491   Riverdeep Interactive
                  Learning USA, Inc. .......................    B1       B           8.11%         12/20/13          976,045
     476,250   Wenner Media LLC ............................   NR(e)   NR(e)         7.11%         10/02/13          457,200
     500,000   Yell Group PLC ..............................    Ba3     BB-          7.57%         10/27/12          483,594
                                                                                                                ------------
                                                                                                                   7,998,499
                                                                                                                ------------
               RAILROADS - 0.6%
     500,000   RailAmerica Transportation Corp. ............    NR       NR          7.81%         08/14/08          483,750
                                                                                                                ------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.8%
     500,000   LNR Property Corp. ..........................    B2       B+          8.11%         07/12/09          475,000
     500,000   LNR Property Corp. ..........................    B2       B+          8.11%         07/12/11          484,166
     497,481   Mattamy Funding Partnership .................   NR(e)   NR(e)         7.81%         04/11/13          480,069
     992,500   Shea Capital I, LLC .........................   NR(e)   NR(e)         7.36%         10/27/11          893,250
   1,000,000   Tishman Speyer Real Estate
                  D.C. Area Portfolio, L.P. ................    Ba2     BB-          7.08%         12/27/12          960,000
                                                                                                                ------------
                                                                                                                   3,292,485
                                                                                                                ------------
               RETAIL REAL ESTATE INVESTMENT TRUSTS - 3.3%
     930,263   Capital Automotive, L.P. ....................    Ba1     BB+          7.07%         12/16/10          902,355
   2,000,000   Macerich Partnership (The), L.P. ............   NR(e)   NR(e)         6.88%         04/26/10        1,930,000
                                                                                                                ------------
                                                                                                                   2,832,355
                                                                                                                ------------
               SEMICONDUCTORS - 1.6%
   1,492,500   Freescale Semiconductors, Inc. ..............   Baa3     BB+          7.11%         12/01/13        1,392,604
                                                                                                                ------------
               SPECIALIZED CONSUMER SERVICES - 1.5%
   1,352,304   RMK Acquisition Corp. .......................    Ba3     BB-          7.36%         01/26/14        1,301,255
                                                                                                                ------------
               SPECIALIZED FINANCE - 1.7%
     500,000   J.G. Wentworth, LLC .........................    B2       B+          7.61%         04/04/14          463,750
     987,500   Peach Holdings, Inc. ........................    B2       B           9.11%         11/21/13          962,813
                                                                                                                ------------
                                                                                                                   1,426,563
                                                                                                                ------------


Page 6           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                     RATINGS (b)                         STATED         MARKET
    VALUE                     DESCRIPTION (a)                   MOODY'S S&P         COUPON       MATURITY (c)       VALUE
------------   ---------------------------------------------   -------------   ---------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               SPECIALTY CHEMICALS - 1.5%
$    997,500   Celanese Holdings, LLC ......................    Ba3     BB           7.11%         04/02/14     $    960,717
     316,176   Foamex, L.P. ................................     B1     B+        7.61%-7.84%      02/12/13          289,301
                                                                                                                ------------
                                                                                                                   1,250,018
                                                                                                                ------------
               SPECIALTY STORES - 0.6%
     498,750   Yankee Candle Company (The), Inc. ...........    Ba3     BB-          7.36%         02/06/14          478,177
                                                                                                                ------------
               TECHNOLOGY DISTRIBUTORS - 1.1%
   1,000,000   H3C Holdings, Ltd. ..........................   NR(e)   NR(e)         8.37%         09/28/12          910,000
                                                                                                                ------------
               TRUCKING - 2.4%
   1,689,017   Hertz (The) Corp. ...........................    Ba1     BB+       7.08%-7.11%      12/21/12        1,636,537
     441,860   Swift Transportation ........................     B1     BB-          8.38%         05/10/14          390,586
                                                                                                                ------------
                                                                                                                   2,027,123
                                                                                                                ------------
               WIRELESS TELECOMMUNICATION SERVICES - 5.3%
     997,500   American Cellular Corp. .....................     B1     B-           7.36%         03/15/14          986,777
     500,000   Asurion Corp. ...............................   NR(e)   NR(e)         8.36%         07/03/14          467,084
     310,350   Clearwire Corp. .............................     NR     NR          11.62%         07/03/12          305,307
     189,650   Clearwire Corp. (h) .........................     NR     NR          11.33%         07/03/12          186,568
     997,500   Crown Castle Operating Company ..............    Ba3     BB+       6.82%-6.84%      01/09/14          947,625
   1,000,000   Intelsat (Bermuda), Ltd. (k) ................     B2      B           7.86%         02/01/14          970,000
     700,000   Windstream Corp. ............................    Baa3   BBB-          6.86%         07/17/13          680,050
                                                                                                                ------------
                                                                                                                   4,543,411
                                                                                                                ------------

               TOTAL SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) ...........................................    139,444,113
               (Cost $145,610,059)                                                                              ------------

SENIOR FLOATING-RATE NOTES - 1.8%
               BROADCASTING & CABLE TV - 1.2%
   1,000,000   Paxson Communications Corp. (l) .............     B1     CCC+         8.61%         01/15/12          986,250
                                                                                                                ------------
               ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
     325,000   NXP B.V. ....................................    Ba2      BB+         8.11          10/15/13          294,532
                                                                                                                ------------
               LEISURE FACILITIES - 0.3%
     250,000   HRP Myrtle Beach (l) ........................     B2       B+        10.07%         04/01/12          237,500
                                                                                                                ------------
               TOTAL SENIOR FLOATING-RATE NOTES .............................................................      1,518,282
               (Cost $1,576,125)                                                                                ------------


                 See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                     RATINGS (b)                         STATED         MARKET
    VALUE                     DESCRIPTION (a)                   MOODY'S S&P         COUPON       MATURITY (c)       VALUE
------------   ---------------------------------------------   -------------   ---------------   ------------   ------------
NOTE - 0.1%

               HOMEBUILDING - 0.1%
     145,455   TOUSA, Inc. (j) (l) .........................     NR     NR          14.75%         01/15/15     $     87,273
                                                                                                                ------------

               TOTAL NOTE ...................................................................................         87,273
               (Cost $145,455)                                                                                  ------------

   SHARES
------------
PREFERRED STOCK - 0.6%

               HOMEBUILDING - 0.6%
         855   TOUSA, Inc. (8.0% Series A Convertible Payment-in-Kind Preferred Stock) (l)...................        512,727
                                                                                                                ------------

               TOTAL PREFERRED STOCK ........................................................................        512,727
               (Cost $854,545)                                                                                  ------------

CLOSED-END FUND - 0.4%

               ASSET MANAGEMENT & CUSTODY BANKS - 0.4%
      52,700   ING Prime Rate Trust .........................................................................        347,820
                                                                                                                ------------

               TOTAL CLOSED-END FUND ........................................................................        347,820
               (Cost $328,705)                                                                                  ------------

  PRINCIPAL                                                                                                        MARKET
    VALUE                     DESCRIPTION (a)                                                                       VALUE
------------   ----------------------------------------------------------------------------------------------   ------------
REPURCHASE AGREEMENT - 6.8%
$  5,900,000   Agreement with Deutsche Bank, 5.15% dated 8/31/07, to be repurchased at
                  $5,903,376 on 9/04/07, collateralized by $6,018,000 Federal Home Loan
                  Mortgage Corp., 6.125% due 5/23/16 (Cost $5,900,000) ......................................      5,900,000
                                                                                                                ------------

               TOTAL INVESTMENTS - 171.5% ...................................................................    147,810,215
               (Cost $154,414,889) (m)

               NET OTHER ASSETS AND LIABILITIES - (5.4)% ....................................................     (4,609,920)
               MONEY MARKET CUMULATIVE PREFERRED(R) SHARES, AT LIQUIDATION VALUE - (66.1)% ..................    (57,000,000)
                                                                                                                ------------
               NET ASSETS APPLICABLE TO COMMON SHARES - 100.0% ..............................................   $ 86,200,295
                                                                                                                ============

----------
      (a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
      (b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
      (c) Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayments of Senior Loans may occur because of the mandatory prepayment conditions or because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.
      (d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
            (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.


Page 8           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

      (e)   This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
      (f)   This Senior Loan Interest was purchased subsequent to the borrower's filing for protection in federal bankruptcy court and has priority over other debt holders.
      (g)   This issue is secured by a second lien on the issuer's assets.
      (h)   Delayed Draw Loan (See Note 1E).
      (i)   Represents commitment fee rate on delayed draw loans.
      (j)   This Security is a Senior Subordinated Payment-in-Kind Election Note
            whereby 1.00% of interest per annum will be paid in cash and 13.75%
            of interest per annum shall be paid by the issuer, at its option (i)
            entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii)
            a combination thereof. Interest is paid semi-annually and the first interest payment date is January 15, 2008.
      (k)   This issue is unsecured.
      (l)   Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. (See Note 1F).
      (m)   Aggregate cost for federal income tax and financial reporting purposes.
      NR    Not rated.

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING

The Fund maintains $1,500,000 in cash or cash equivalents for the following credit default swap contracts outstanding as of August 31, 2007 (See Note 1B):

                                                                                           UNREALIZED
    REFERENCE       BUY/SELL                    NOTIONAL    (PAY)/RECEIVE   EXPIRATION    APPRECIATION/
     ENTITY        PROTECTION   COUNTERPARTY     AMOUNT       FIXED RATE       DATE      (DEPRECIATION)
----------------   ----------   ------------   ----------   -------------   ----------   ----------------
B&G Fooods, Inc.      Sell         Lehman      $  750,000       1.27%        06/20/12    $        (8,611)
 Dresser, Inc.        Sell         Lehman         750,000       1.65%        06/20/12            (16,013)
                                               ----------                                ---------------
                                               $1,500,000                                $        24,624
                                               ==========                                ===============


                 See Notes to Quarterly Portfolio of Investments          Page 9

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received), and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

The Senior Floating-Rate Term Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. CREDIT DEFAULT SWAPS:

The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap contract is an agreement between two parties to exchange the credit risk of an issuer. The Fund may be either the buyer or seller in a credit default swap transaction. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value", of the reference obligation. In exchange, the seller receives the par value of securities of the reference obligor. An event of default may be a grace period extension, obligation acceleration, repudiation/moratorium, or restructuring.

If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value, or "par value" of the

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2007 (UNAUDITED)

reference obligation. Buying a credit default swap contract involves the risk that the contract may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of default. If the Fund is a seller and no event of default occurs, the Fund will have received a periodic stream of payments over the term of the contract and paid nothing of monetary value. However, if an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value, or "par value," of the reference obligation. In exchange, the Fund receives the par value of securities of the reference obligor. Selling a credit default swap contract involves greater risks than if the Fund had invested in the reference obligation directly. The Fund will segregate assets in the form of cash and/or cash equivalents in an amount equal to the aggregate market value of the credit default swap contracts of which it is a seller. Additionally, the Fund maintains cash and/or cash equivalents for the full notional amount of the credit default swap contracts of which it is a seller. The Fund may only enter into such transactions with counterparties rated A- or higher.

Credit default swap contracts are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the reference debt obligation purchased/received.

C. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

D. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At August 31, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

E. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $2,565,404 as of August 31, 2007. The Fund is obligated to fund these loan commitments at the borrower's discretion.

F. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund currently holds restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation footnote (See Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2007 (UNAUDITED)

                                                             CARRYING
                                                              VALUE                       MARKET
                                ACQUISITION   PRINCIPAL     PER SHARE      CURRENT         VALUE        % OF
           SECURITY                DATE         VALUE        08/31/07   CARRYING COST     08/31/07    NET ASSETS
-----------------------------------------------------------------------------------------------------------------
HRP Myrtle Beach                   03/23/06   $   250,000   $   95.00   $     250,000   $   237,500         0.28%
Paxson Communications Corp.        12/19/05     1,000,000       98.63       1,000,000       986,250         1.14
TOUSA, Inc. - Note                 07/31/07       145.455      100.00         145,455        87,273         0.10
TOUSA, Inc. - Preferred Stock      07/31/07       854,545      100.00         854,545       512,727         0.59
                                              -----------               -------------   -----------   ----------
                                              $ 2,250,000               $   2,250,000   $ 1,823,750         2.11%
                                              ===========               =============   ===========   ==========

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of August 31, 2007, the aggregate gross unrealized appreciation of all securities in which there was an excess of value over tax cost was $21,273 and the aggregate gross unrealized depreciation of all securities in which there was an excess of tax cost over value was $6,625,947.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/four Corners Senior Floating Rate Income Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------



By (Signature and Title)*  /s/ Mark R. Bradley
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                       October 26, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.